Loans and Allowance for Credit Losses - Summary of Loans Modified as TDRs in the Past Twelve Months that have Subsequently Defaulted (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) SecurityLoan	Dec. 31, 2015 USD ($) SecurityLoan	Dec. 31, 2014 USD ($) SecurityLoan
Financing Receivable, Modifications [Line Items]
Number of Loans | SecurityLoan	8,157	8,310	9,332
Amount Defaulted | $	$ 118	$ 182	$ 306
Commercial [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | SecurityLoan	531	494	629
Amount Defaulted | $	$ 24	$ 21	$ 44
Commercial Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | SecurityLoan	27	18	22
Amount Defaulted | $	$ 12	$ 8	$ 12
Residential Mortgages [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | SecurityLoan	132	273	611
Amount Defaulted | $	$ 17	$ 36	$ 86
Other Retail [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | SecurityLoan	434	636	845
Amount Defaulted | $	$ 9	$ 12	$ 24
Credit Card [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | SecurityLoan	6,827	6,286	6,335
Amount Defaulted | $	$ 30	$ 29	$ 33
Total Loans, Excluding GNMA and Covered Loans [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | SecurityLoan	7,951	7,707	8,442
Amount Defaulted | $	$ 92	$ 106	$ 199
Covered Loans [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | SecurityLoan	4	5	14
Amount Defaulted | $	$ 1	$ 1	$ 5
Government National Mortgage Association [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | SecurityLoan	202	598	876
Amount Defaulted | $	$ 25	$ 75	$ 102